SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Accounts receivable	$ (11)	$ (520)	$ (55)
Inventory	153	(259)	60
Prepayments and other	(89)	185	(123)
Accounts payable and other	(322)	143	127
Changes in non-cash working capital, net	$ (269)	$ (451)	$ 9